Reserves (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 24, 2018	Dec. 31, 2017 CAD ($) Number shares	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2015 CAD ($) Number
Number of shares reserved for issue under options and contracts for sale of shares | shares		7,500,000
Number of share options outstanding in share-based payment arrangement | Number		5,200,000	5,850,000	973,800
Expense from share-based payment transactions with employees		$ 361,000	$ 492,000
Number of other equity instruments granted in share-based payment arrangement		2,448,000
Number of other equity instruments outstanding in share-based payment arrangement		2,448,000
Weighted average fair value at measurement date, other equity instruments granted			440,000
Weighted Average Remaining Contractual Life		3 years 7 months 6 days
Deferred Share Units [Member]
Expense from share-based payment transactions with employees		$ 125,000	$ 90,000	$ 25,000
Number of other equity instruments granted in share-based payment arrangement		662,440	461,404
Number of other equity instruments outstanding in share-based payment arrangement		1,123,844	376,034
Restricted Share Units [Member]
Expense from share-based payment transactions with employees		$ 356,000	$ 522,000	$ 99,000
Number of other equity instruments granted in share-based payment arrangement			5,550,000
Number of other equity instruments outstanding in share-based payment arrangement		5,550,000	1,900,000
Description of maximum term of options granted for share-based payment arrangement		The RSUs granted are subject to a ten to eighteen month vesting period; a pay-out date of 2.5 to 3 years; an expiry date of 5 years;
Restricted Share Units [Member] | Senior management [Member] | Share based compensation award [Member]
Number of other equity instruments granted in share-based payment arrangement	2,300,000
Vesting date of instruments other than equity instruments	Dec. 31, 2018
Pay out date of instruments other than equity instruments	Jan. 01, 2020
Expiry date of instruments other than equity instruments	Dec. 31, 2022